Revenue - Disaggregation of Revenue By Distribution Channel Offering and Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									$ 323,255	$ 279,046
Earned premium recognized under ASC 944	$ 83,453	$ 78,700	$ 70,437	$ 63,234	$ 60,125	$ 56,969	$ 52,954	$ 50,454	295,824	220,502
Total revenues	154,384	168,086	167,409	129,200	121,446	135,781	135,462	106,859	619,079	499,548
U.S.
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									298,080	256,474
Canada
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									19,617	17,484
Europe
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									5,558	5,088
Agent
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									144,862	129,318
Direct
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									178,393	149,728
Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	57,567	76,188	83,443	54,373	50,496	67,939	71,993	46,015	271,571	236,443
Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									214,236	182,015
Commission and fee revenue | U.S.
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									193,520	165,740
Commission and fee revenue | Canada
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									16,782	13,274
Commission and fee revenue | Europe
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									3,934	3,001
Commission and fee revenue | Agent
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									115,310	99,294
Commission and fee revenue | Direct
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									98,926	82,721
Contingent commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									57,335	54,428
Contingent commission | U.S.
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									57,424	51,820
Contingent commission | Canada
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									(383)	1,741
Contingent commission | Europe
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									294	867
Contingent commission | Agent
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									29,552	30,024
Contingent commission | Direct
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									27,783	24,404
Membership and other revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	$ 13,364	$ 13,198	$ 13,529	$ 11,593	$ 10,825	$ 10,873	$ 10,515	$ 10,390	51,684	42,603
Membership revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									40,605	36,278
Membership revenue | U.S.
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									37,688	33,938
Membership revenue | Canada
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									2,917	2,340
Membership revenue | Europe
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									0	0
Membership revenue | Agent
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									0	0
Membership revenue | Direct
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									40,605	36,278
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									11,079	6,325
Other revenue | U.S.
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									9,448	4,976
Other revenue | Canada
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									301	129
Other revenue | Europe
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									1,330	1,220
Other revenue | Agent
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									0	0
Other revenue | Direct
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts									$ 11,079	$ 6,325